Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities
Note 7. Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities
Series A and B Redeemable Convertible Preferred Stock Warrants
On November 27, 2018, in connection with the execution of the Runway Loan and Security Agreement, the Company issued a warrant to purchase 24,856 shares of Series A Preferred Stock of the Company at an exercise price of $16.14 per share. On August 5, 2019, in connection with the second amendment to the Runway Loan and Security Agreement, the Company amended the warrant issued to Runway Growth to increase the number of shares available to purchase to 37,285 shares of Series A Preferred Stock of the Company at an exercise price of $16.14 per share.
The warrants will terminate at the earlier of the ten years anniversary from the issuance date and liquidation of the Company. These warrants have a cashless exercise provision under which their holders may, in lieu of payment of the exercise price in cash, surrender the warrant and receive a net amount of shares based on the fair market value of the Company’s stock at the time of exercise of the warrants after deduction of the aggregate exercise price. The warrants contain provisions for adjustment of the exercise price and number of shares issuable upon the exercise of warrants in the event of certain stock dividends, stock splits, reorganizations, reclassifications, and consolidations.
The fair value of the warrants issued was recorded as of the date of initial issuance in the amount of $0.1 million. The subsequent issuance of warrants pursuant to the August 5, 2019 amendment to the Runway Loan and Security Agreement was recorded in the amount of $0.1 million.
On April 3, 2020, in connection with the closing of the Series B redeemable convertible preferred stock, the Company issued a warrant to purchase 3,174,187 shares of Series B redeemable convertible preferred stock of the Company at an exercise price of $0.47 per share. The Series B Preferred Stock Warrants may be exercised prior to the earliest to occur of (i) the 10 year anniversary of the date of issuance, (ii) the consummation of a Liquidation Transaction, or (iii) the consummation of an initial public offering. These warrants have a cashless exercise provision under which their holders may, in lieu of payment of the exercise price in cash, surrender the warrant and receive a net amount of shares based on the fair market value of the Company’s stock at the time of exercise of the warrants after deduction of the aggregate exercise price. The warrants contain provisions for adjustment of the exercise price and number of shares issuable upon the exercise of warrants in the event of certain stock dividends, stock splits, reorganizations, reclassifications, and consolidations.
The warrants were initially recognized as a liability at a fair value of $0.7 million. The warrant liability was remeasured to fair value as of December 31, 2020, resulting in a loss of $34.6 million for the year ended December 31, 2020, classified within other income (expense), net in the consolidated statements of operations and comprehensive loss.
Historically, value was assigned to each class of equity securities using an option pricing model method (“OPM”). In September 2020, the Company began allocating the equity value using a hybrid method that utilizes a combination of the OPM and the probability weighted expected return method (“PWERM”). The PWERM is a scenario-based methodology that estimates the fair value of equity securities based upon an analysis of future values for the Company, assuming various outcomes. As the probability of a transaction with a special purpose acquisition company (“SPAC”) increased, the fair value of the redeemable convertible preferred stock warrant liability increased as of December 31, 2020.
The redeemable convertible preferred stock warrants were valued using the following assumptions under the Black-Scholes option-pricing model:

	Initial Issuance Date	Subsequent Issuance Date	December 31, 2019	December 31, 2020
Stock price	$5.80	$5.80	$5.96	$7.11
Expected term (years)	10.00	9.31	8.91	2.00
Expected volatility	57.81%	57.35%	57.35%	76.00%
Risk-free interest rate	3.06%	1.75%	1.92%	0.13%
Dividend yield	0%	0%	0%	0%
Series B Redeemable Convertible Preferred Stock Tranche
In April 2020 and May 2020, the Company issued 43,952,862 shares of Series B redeemable convertible preferred stock at $0.47 per share. For each share purchased, the purchaser had an option to purchase an additional share of Series B redeemable convertible preferred stock at $0.47 per share, exercisable at any time prior to August 13, 2020 (the “Tranche Right”). The Company determined that the Tranche Right represented a freestanding obligation of the Company to issue additional shares of contingently redeemable shares if exercised by the holder. The freestanding redeemable convertible preferred stock tranche liability was initially recorded at fair value, with fair value changes recorded within other income (expense), net in the consolidated statements of operations and comprehensive loss.
In July 2020, the Company issued 26,700,658 shares of Series B redeemable convertible preferred stock at $0.47 per share for net proceeds of $12.5 million, less $0.1 million of stock issuance costs.
In August 2020, upon the expiration of the Tranche Right, 17,781,234 shares of Series B redeemable convertible preferred stock were issued in accordance with the Tranche Right. The remaining Tranche Right expired, unexercised, resulting in a $1.6 million gain recorded in other income.